Financial Instruments and Fair Value Disclosures (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Net Asset (Liability) [Abstract]
Total gain/(loss)	$ 0
Related Party [Member]
Fair Value, Net Asset (Liability) [Abstract]
Total gain/(loss)	0
Nonrecurring [Member]
Fair Value, Net Asset (Liability) [Abstract]
Investment	117,222,135
Nonrecurring [Member] | Related Party [Member]
Fair Value, Net Asset (Liability) [Abstract]
Investment	117,222,135
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Net Asset (Liability) [Abstract]
Investment	117,222,135
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Related Party [Member]
Fair Value, Net Asset (Liability) [Abstract]
Investment	$ 117,222,135